Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023
Maximum | Building Improvements
Estimated useful lives	50 years
Maximum | Furniture and equipment
Estimated useful lives	10 years
Minimum | Building Improvements
Estimated useful lives	10 years
Minimum | Furniture and equipment
Estimated useful lives	3 years